As filed with the Securities and Exchange Commission on July 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09447

Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)

(310) 421-4942
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2008

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
May 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 85.4%
	Internet - Commerce - 15.0%
687,641	Autobytel Inc. *	$1,148,361
18,000	Ctrip.com International Ltd. - ADR^	1,050,840
34,021	Digital River, Inc. *	1,362,881
20,000	eBay Inc. *	600,200
24,000	Greenfield Online, Inc. *	305,760
1,000	Monster Worldwide Inc. *	24,690
1,326,899	Napster Inc. *	2,056,693
120,000	Shutterfly, Inc. *(a)	1,729,200
		8,278,625
	Internet - Communications - 11.4%
492,000	Earthlink, Inc. *	4,723,200
805,653	Openwave Systems Inc.	1,595,193
		6,318,393
	Internet - Infrastructure - 21.0%
1,000	Adobe Systems Incorporated *	44,060
9,000	Apple Computer, Inc. *	1,698,750
44,000	Broadcom Corporation - Class A *	1,262,360
454,513	CDC Corporation - Class A *^	1,536,254
72,900	Novell, Inc. *	516,132
30,000	Red Hat, Inc. *(a)	730,800
70,000	SanDisk Corporation *	1,981,700
50,000	Sigma Designs, Inc. *(a)	925,000
262,401	SiRF Technology Holdings, Inc. *	1,907,655
100,000	Sonic Solutions *(a)	960,000
		11,562,711
	Internet - Media Content - 38.0%
1,000	Baidu.com, Inc. - ADR *^	345,060
71,878	CNET Networks, Inc. *(a)	823,003
1,000	Electronic Arts Inc. *(a)	50,200
3,200	Google Inc. *(a)	1,874,560
831,932	Hollywood Media Corp. *	1,996,637
969,161	KIT Digital, Inc. *	271,365
11,249	Rediff.com India Limited - ADR *^	83,805
32,000	SINA Corp *^	1,704,640
21,750	Sohu.com Inc. *^(a)	1,903,560
895,672	SourceForge, Inc. *	1,397,249
213,368	Take-Two Interactive Software, Inc. *	5,775,872
100,000	Tencent Holdings Limited (HK)^	844,374
25,200	The Knot, Inc. *	292,572
109,247	TheStreet.com	843,387
101,874	Yahoo! Inc. *(a)	2,726,148
		20,932,432
	TOTAL COMMON STOCKS (Cost $53,159,231)	47,092,161

Jacob Internet Fund
Schedule of Investments
May 31, 2008 (Unaudited), Continued

Shares/Principal
Amount		Value
	SHORT TERM INVESTMENTS - 15.6%
	Money Market Funds - 14.2%
$ 2,546,997	Dreyfus Treasury Prime Cash Management	$2,546,997
2,545,403	Fidelity Institutional Treasury Only Portfolio	2,545,403
2,533,764	First American US Treasury Money Market Fund	2,533,764
210,461	Goldman Sachs Financial Square Funds - Treasury Instruments Fund	210,461
		7,836,625

	U.S. Treasury Bill - 1.4%
747,000	0.27%, 06/19/2008	746,893
	TOTAL SHORT TERM INVESTMENTS (Cost $8,583,518)	8,583,518

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 10.9%
	Commercial Paper - 3.0%
1,139,966	KKR Atlantic Funding Trust, 2.73%, Due 03/25/09	1,013,237
919,547	Ottimo Funding LLC, 2.63%, Due 10/30/08	649,759
	Total Commercial Paper	1,662,996

	Money Market Mutual Fund - 0.3%
156,316	AIM Short-Term Liquid Assets Portfolio-Institutional Class	156,316
	Total Money Market Mutual Fund	156,316

	Repurchase Agreement - 7.6%
4,200,000	Merrill Lynch, 2.35%, Dated 05/30/08, Due 06/02/08,
	(Collateralized by conventional loan pools.
	Repurchase Proceeds are $ 4,200,823)	4,200,000
	Total Repurchase Agreement	4,200,000
	TOTAL INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING (Cost $6,415,829)	6,019,312
	TOTAL INVESTMENTS (Cost $68,158,578) - 111.9%	61,694,991
	LIABILITIES LESS OTHER ASSETS - (11.9)%	(6,579,801)
	TOTAL NET ASSETS - 100.0%	$55,115,190

*	Non Income Producing.
^	Foreign Security.
ADR	American Depository Receipt.
(a)	All or portion of shares are on loan.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

Cost of investments	$68,158,578
Gross unrealized appreciation	11,597,005
Gross unrealized depreciation	(18,060,592)
Net unrealized depreciation	$(6,463,587)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at May 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2008:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$ 55,085,102	$ —
Level 2 - Other significant observable inputs	4,946,893	—
Level 3 - Significant unobservable inputs	1,662,996	—
Total	$ 61,694,991	$ —

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 2/29/08	$ 1,876,147	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(132,589)	—
Net purchases (sales/paydowns)	(80,562)	—
Transfers in and / or out of Level 3 *	—	—
Balance as of 05/31/08	$ 1,662,996	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Jacob Internet Fund Inc.

By (Signature and Title)   /s/Ryan Jacob
Ryan Jacob, President

Date   July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Ryan Jacob
Ryan Jacob, President

Date   July 30, 2008

By (Signature and Title)   /s/Francis Alexander
Francis Alexander, Treasurer

Date   July 30, 2008